Basis Of Preparation Of The Consolidated Financial Statements - Summary of Financial Information on Yguazu Cementos S A (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of subsidiaries [line items]
Current assets	$ 11,352,867	$ 14,041,167
Non-current assets	47,724,892	36,517,143
Current liabilities	16,481,169	15,123,958
Non-current liabilities	13,269,018	9,970,119
Equity attributable to the owners of the company	27,096,835	23,349,684
Non-controlling interests	2,230,737	2,114,549
Net revenues	38,952,001	41,237,747	$ 38,209,835
Financial results, net	(1,808,542)	(2,557,584)	(417,495)
Income tax	(1,686,453)	(1,741,314)	(341,425)
Profit for the year	4,043,800	3,000,628	5,657,642
Net cash generated by operating activities	8,542,273	6,428,303	7,810,025
Net cash used in investing activities	(11,834,877)	(6,497,739)	(3,428,638)
Net cash used in financing activities	1,414,603	(3,677,145)	480,204
Yguazu Cementos S.A. [member]
Disclosure of subsidiaries [line items]
Current assets	2,270,451	1,966,481
Non-current assets	5,604,624	6,335,157
Current liabilities	798,455	1,155,174
Non-current liabilities	2,656,224	3,295,021
Equity attributable to the owners of the company	2,254,476	1,964,300
Non-controlling interests	2,165,920	1,887,143
Net revenues	3,875,695	3,601,539	2,617,879
Financial results, net	(289,511)	(348,788)	(165,224)
Depreciations	(578,759)	(525,009)	(387,808)
Income tax	(70,377)	(48,818)	(27,974)
Profit for the year	749,413	546,272	501,248
Net cash generated by operating activities	1,690,944	892,401	637,033
Net cash used in investing activities	(102,234)	(122,677)	(126,893)
Net cash used in financing activities	$ (1,153,942)	$ (485,063)	$ (835,868)